Debt and Capital Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt other than Related Party Debt

The Company’s debt, other than related party debt, consisted of the following at June 30, 2013:

(in thousands, except installment amounts and interest rates)	June 30, 2013
Notes payable to finance companies for the purchase of vehicles and equipment in 36 to 60 monthly installments totaling $10,020, including interest ranging from 2.9% to 10.35%. The notes are secured by vehicles and equipment	$117
Less – current portion of debt	(89)

Debt, net of current portion	$28

Our debt, other than related party debt, all of which relates to Alteris, consisted of the following at December 31:

(in thousands, except installment amounts and interest rates)	2012	2011
Notes payable to finance companies for the purchase of vehicles and equipment in 36 to 60 monthly installments totaling $12,162, including interest ranging from 2.9% to 10.35%. The notes are secured by Alteris’ vehicles and equipment	$183	$399
Less – current portion of debt	(114)	(197)

Debt, net of current portion	$69	$202

Maturities of Debt	Maturities of debt are as follows:

(in thousands)	Years Ending December 31,
2013	$49
2014	66
2015	2

$117

Maturities of debt for each of the periods ended December 31st are as follows:

(in thousands)	Years Ending December 31,
2013	$114
2014	67
2015	2

$183

Future Minimum Lease Payments and Capital Lease Obligations

Our future minimum lease payments and capital lease obligations are as follows:

(in thousands)	At June 30, 2013
Year ending December 31,
2013	$153
2014	214
2015	173
2016	33
2017	12

Total future minimum lease payments	585
Less – amounts representing interest	(40)

Total capital lease obligations	545
Less – current portion of capital lease obligations	(244)

Capital lease obligations, net of current portion	$301

Our future minimum lease payments and capital lease obligations at December 31, 2012 are as follows:

(in thousands)	At December 31, 2012
Year ending December 31,
2013	$213
2014	201
2015	161
2016	55

Total future minimum lease payments	630
Less – amounts representing interest	(43)

Total capital lease obligations	587
Less – current portion of capital lease obligations	(213)

Capital lease obligations, net of current portion	$374